PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY PLANT AND EQUIPMENT
Disclosure of changes in property, plant and equipment

($ millions)	Oil and Gas Properties	Plant and Equipment	Total

Cost

At December 31, 2017	36 209	78 639	114 848

Additions	1 221	3 958	5 179

Transfers from exploration and evaluation	31	—	31

Acquisitions (notes 32 to 34)	289	948	1 237

Changes in decommissioning and restoration	85	(22)	63

Disposals and derecognition	(375)	(4 785)	(5 160)

Foreign exchange adjustments	385	291	676

At December 31, 2018	37 845	79 029	116 874

Adoption of IFRS 16 (note 5)	—	1 792	1 792

Additions	1 245	4 351	5 596

Changes in decommissioning and restoration	1 846	49	1 895

Disposals and derecognition	(116)	(439)	(555)

Foreign exchange adjustments	(224)	(214)	(438)

At December 31, 2019	40 596	84 568	125 164

Accumulated provision

At December 31, 2017	(17 975)	(23 380)	(41 355)

Depreciation, depletion, amortization and impairment	(1 739)	(3 849)	(5 588)

Disposals and derecognition	255	4 545	4 800

Foreign exchange adjustments	(324)	(162)	(486)

At December 31, 2018	(19 783)	(22 846)	(42 629)

Depreciation, depletion, amortization and impairment	(2 871)	(7 764)	(10 635)

Disposals and derecognition	116	349	465

Foreign exchange adjustments	149	126	275

At December 31, 2019	(22 389)	(30 135)	(52 524)

Net property, plant and equipment

December 31, 2018	18 062	56 183	74 245

December 31, 2019	18 207	54 433	72 640

	December 31, 2019			December 31, 2018

($ millions)	Cost	Accumulated Provision	Net Book Value	Cost	Accumulated Provision	Net Book Value

Oil Sands	85 246	(30 581)	54 665	80 295	(22 654)	57 641

Exploration and Production	22 876	(15 298)	7 578	21 867	(14 075)	7 792

Refining and Marketing	15 342	(5 768)	9 574	13 627	(5 092)	8 535

Corporate and Eliminations	1 700	(877)	823	1 085	(808)	277

	125 164	(52 524)	72 640	116 874	(42 629)	74 245